UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,283,965 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    58304  2656200 SH  CALL SOLE                  2656200        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    70139  3195400 SH       SOLE                  3195400        0        0
CIT GROUP INC                  COM NEW          125581801    27798   915300 SH       SOLE                   915300        0        0
FIRST SOLAR INC                COM              336433107     3160    50000 SH       SOLE                    50000        0        0
FIRST SOLAR INC                COM              336433107     6321   100000 SH  CALL SOLE                   100000        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    49843  3432739 SH       SOLE                  3432739        0        0
OMNICARE INC                   COM              681904108    13193   518800 SH  CALL SOLE                   518800        0        0
OMNICARE INC                   COM              681904108   101846  4004962 SH       SOLE                  4004962        0        0
PROSHARES TR                   REAL EST NEW     74347X583    13928   800000 SH       SOLE                   800000        0        0
ROCKWOOD HLDGS INC             COM              774415103    28763   853765 SH       SOLE                   853765        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    72637  2620395 SH       SOLE                  2620395        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   560093  4950000 SH  PUT  SOLE                  4950000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   112204  3022750 SH       SOLE                  3022750        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    62882  1655668 SH       SOLE                  1655668        0        0
XEROX CORP                     COM              984121103    35946  5157200 SH  CALL SOLE                  5157200        0        0
XEROX CORP                     COM              984121103    66908  9599400 SH       SOLE                  9599400        0        0